Commitments and Contingent Liabilities- Standby Letters of Credits by Investment Grade (Detail) (Standby letters of credit)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment grade
Concentration Risk [Line Items]
Concentration risk (percent)	86.00%	93.00%
Noninvestment grade
Concentration Risk [Line Items]
Concentration risk (percent)	14.00%	7.00%